Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of supplemental balance sheet information
	As of December 31,
	2021	2022
	RMB	RMB
ROU assets	678,769	319,263
Operating lease liabilities – current	(285,200)	(162,791)
Operating lease liabilities – non-current	(428,486)	(153,298)
Weighted average remaining lease terms	7.10 year	7.63 year
Weighted average incremental borrowing rate	10.09%	9.85%

Schedule of components of lease expenses
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease expenses for variable payments	453	13,413	9,136
Operating lease expenses for fixed payments	337,608	241,466	125,456
Short-term lease expenses	10,265	10,841	38,411
Total	348,326	265,720	173,003

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	207,803	192,570	85,993

Schedule of supplemental noncash information
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease liabilities arising from obtaining ROU assets	11,902	150,486	42,215
ROU assets disposed as reduction of operating lease liabilities due to lease termination	819,879	192,570	290,316

Schedule of future lease payments
As of December 31, 2022
RMB
2022	162,791
2023	52,450
2024	50,614
2025	43,745
2026	27,135
Thereafter	21,878
Total lease payments	358,613
Less: imputed interest	(42,524)
Total lease liabilities	316,089